BBH TRUST

BBH INCOME FUND

CLASS N SHARES (BBNNX)

CLASS I SHARES (BBNIX)

SUPPLEMENT DATED FEBRUARY 28, 2020 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2020

The following information supplements and, to the extent inconsistent therewith, supersedes certain information in the Prospectus and Statement of Additional Information.

The BBH Income Fund (the “Fund”) does not currently offer Class N shares for purchase by investors. The Fund may offer Class N shares for purchase in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.